Warrants liability	3 Months Ended
Sep. 30, 2014
Warrants liability
Warrants liability

Note I — Warrants liability

The Company’s outstanding warrants issued in connection with the issuance of the Notes issued on October 2, 2013 are classified as liabilities and are adjusted to reflect fair value at the end of each reporting period, with the changes in fair value recognized as a change in fair value of warrants liability in the Company’s condensed consolidated statements of operations. Specifically, the warrants issued in connection with Notes issued on October 2, 2013, grant the warrant holders certain anti-dilution protection which provide exercise price adjustments in the event that any common stock or common stock equivalents are issued at an effective price per share that is less than the then-current exercise price per share.   Upon exercise or expiration of the warrants, the fair value of the warrants at that time will be reclassified to equity from a liability. The following table is a summary of the warrant liability activity measured at fair value using Level 3 inputs:

Warrants liability

Balance at June 30, 2014	$16,290,341
Granted
Class A and B warrants	—
WFEC warrants	—
Cancelled, forfeited or expired	—
Change in fair value
Class A and B warrants	(948,250)
WFEC warrants	(69,756)
Balance at September 30, 2014	$15,272,335

The Company re-priced and extended warrants to purchase 8,500,000 shares of common stock in connection with the amendment of its Credit Agreement with WFEC in December 2012. The previously issued warrants were modified to provide for an exercise price of $0.20 per share with the exercise term extended to December 31, 2017. The warrants included certain anti-dilution provisions, which provide exercise price adjustments in the event that any common stock equivalents are issued at an effective price per share that is less than the exercise price of the warrants. The warrants were not recorded as a fair value liability for the year ended June 30, 2013 or previous years. The Company, however, recorded the fair value of these warrants as of July 1, 2013 ($1,805,898) as an out-of-period charge to net income and corresponding liability on July 1, 2013. The subsequent decrease in the warrants’ fair value during the year ended June 30, 2014, which includes the effect of the anti-dilution re-pricing from $0.20 per share to $0.17 per share in connection with the issuance of the Notes on October 2, 2013, has been reflected as a reduction in the warrant liability and a credit to net income, resulting in a net charge to net income of $69,756 in the three months ended September 30, 2014.

The estimated fair value of the warrants issued in connection with the Notes was determined using the Monte Carlo Simulation option pricing model, assuming there will be no dividend, using the applicable exercisable periods, a risk-free rate of return of approximately 0.89% and an expected stock volatility of approximately 80%. The estimated fair value for warrants associated with the WFEC Credit Agreement was determined using the Black-Scholes option pricing model, assuming there will be no dividend, using the applicable exercisable periods, a risk-free rate of return of approximately 0.89% and an expected volatility of 80%.